19. Financial instruments (Details Narrative) R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$) ExchangeRate	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	(10)	28
Fair value hedge gain	R$ 282	24	R$ 6
Weighted exchange rate | ExchangeRate	5.28
weighted interest rate	2.85%
Fair value hedge [member] | Hedge object (debt) [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 301	R$ 955